RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 11, 2025	Jul. 17, 2025	Jun. 30, 2024	May 09, 2024	Feb. 09, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Advances from related parties								$ 1,968,116
Stock issued for services	200,000
Related party loan							$ 1,052,300	$ 1,948,950
Sale price per share (in dollars per share)					$ 60
Value of stock issued for services	$ 40,000					$ 2,578			$ 44,341
Number of shares issued for settlement					33,333
Liabilities settled					$ 4,636,397
Receivables settled					58,828
Deemed dividend to the related party					15,422,431
Sandip I. Patel, P.A.
RELATED PARTY TRANSACTIONS
Stock issued for services		800,000
Sale price per share (in dollars per share)		$ 0.21
Value of stock issued for services		$ 169,920
Board of directors chairman
RELATED PARTY TRANSACTIONS
Advances from related parties										$ 5,000
Due to related parties										20,000
President
RELATED PARTY TRANSACTIONS
Advances from related parties										7,300
Due to related parties										$ 27,300
Co-Sponsors
RELATED PARTY TRANSACTIONS
Advances from related parties					4,156,397						$ 3,104,097	$ 319,166
Proceeds from related party					1,052,300
Co-sponsors have advanced					58,828
Related Party Loan
RELATED PARTY TRANSACTIONS
Related party loan					$ 480,000
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Business combination expense			$ 803,860
Quantum Ventures LLC
RELATED PARTY TRANSACTIONS
Shares transferred				935
Accrued interest net				$ 47,750
Interest rate (in percent)				13.00%
Accrued amount				$ 55,087